Intangible assets and goodwill	12 Months Ended
Oct. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets and goodwill
8. Intangible assets and goodwill

	Software	Licenses	Brand name	Customer relationship	Supplier relationship	Goodwill	Total
Cost	$	$	$	$	$	$	$
Opening balance, November 1, 2023	11,310	46,269	8,948	—	—	76,203	142,730
Additions	603	(125)	1,000	—	—	(96)	1,382
Additions from business combinations	—	4	-	—	—	499	503
Impairment loss	—	—	(1,497)	—	—	(3,467)	(4,964)
Foreign currency translation	73	—	134	—	—	234	441
Balance, October 31, 2024	11,986	46,148	8,585	—	—	73,373	140,092
Additions	211	-	-	-	-	-	211
Addition from business combinations	-	2,634	10,295	18,383	2,650	31,260	65,222
Impairment loss	(10,721)	—	(7,657)	—	—	(14,807)	(33,185)
Foreign currency translation	238	18	162	130	18	295	861
Balance, October 31, 2025	1,714	48,800	11,385	18,513	2,668	90,121	173,201

Accumulated amortization
Opening balance, November 1, 2023	6,291	32,954	—	—	—	—	39,245
Amortization	2,168	5,705	142	—	—	—	8,015
Foreign currency translation	16	-	—	—	—	—	16
Balance, October 31, 2024	8,475	38,659	142	—	—	—	47,276
Amortization	2,120	2,372	533	594	144	-	5,763
Impairment loss	(9,621)	—	—	—	—	—	(9,621)
Foreign currency translation	168	3	35	23	5	—	234
Balance, October 31, 2025	1,142	41,034	710	617	149	—	43,652

Net Book Value, October 31, 2024	3,511	7,489	8,443	—	—	73,373	92,816
Net Book Value, October 31, 2025	572	7,766	10,675	17,896	2,519	90,120	129,549
Impairment

Management performed impairment testing of goodwill and intangible assets for the bricks-and-mortar and e-commerce cash-generating units (“CGUs”) as at August 1, 2025, consistent with prior years. The medical cannabis distribution business, acquired during the year ended October 31, 2025, was tested for impairment as at October 31, 2025.

CGU - Bricks-and-mortar

The bricks-and-mortar CGU comprises the Company’s Canadian retail cannabis locations. As at October 31, 2025, total goodwill allocated to this CGU amounted to $58,641 (October 31, 2024: $58,641).

The recoverable amount of the bricks-and-mortar CGU was determined using a value in use (“VIU”) model. The fair value calculation requires level 3 inputs including forecasted future cashflows of the Company’s cash generating unit over a five-year period, growth rate assumptions, and terminal growth rates. Revenue for the first forecast year was based on actual operating results and observable industry and market trends. Revenues for subsequent forecast years were assumed to grow at 2% per annum, with a terminal growth rate of 2% applied to cash flows beyond the forecast period. Cash flows were discounted using an after-tax discount rate of 14%, reflecting a market participant weighted average cost of capital.

Management considers the most sensitive assumptions in the valuation to be the discount rate and forecast revenue growth, including the assumptions underlying gross margin and operating costs. A reasonably possible adverse change in these assumptions would not result in an impairment. A 1% increase in the discount rate to 15% would decrease the recoverable amount by approximately $17,404, while a 1% decrease in the forecast revenue growth rate to 1% would decrease the recoverable amount by approximately $16,955.

Based on the impairment test performed, the recoverable amount exceeded the carrying amount of the bricks-and-mortar CGU, and no impairment loss was recognized for the year ended October 31, 2025 (October 31, 2024: $nil).

CGU - E-commerce

The e-commerce CGU comprises the Company’s e-commerce subsidiaries. As at October 31, 2025, total goodwill allocated to this CGU amounted to nil (October 31, 2024: $14,732).

In prior years, the Company tested indefinite-life brand intangible assets within individual e-commerce entities for impairment and tested goodwill at the e-commerce segment level. During the year ended October 31, 2025, the Company implemented a discount e-commerce pricing strategy and launched a global loyalty platform, aligning the e-commerce business with the existing Cabana Club program in the Canadian bricks-and-mortar operations. In addition, e-commerce personnel and the information technology platform are shared across the portfolio of webstores. As a result, management now monitors performance on a combined basis and concludes that cash inflows are generated largely from the e-commerce operations as a whole. Accordingly, the Company identified the e-commerce operations as a single CGU for impairment testing purposes.

The recoverable amount of the e-commerce CGU was determined using a fair value less costs of disposal model. The fair value calculation requires level 3 inputs including forecasted future cashflows of the Company’s cash generating unit over a five-year period, growth rate assumptions, and terminal growth rates. Revenue growth assumptions for the forecast period were 5% in each year, reflecting the planned gradual recovery of the business. A terminal growth rate of 2% was applied to cash flows beyond the forecast period. Cash flows were discounted using an after-tax discount rate of 15%, reflecting a market-participant weighted average cost of capital.

As a result of the impairment test performed as at August 1, 2025, the recoverable amount of the e-commerce CGU was determined to be zero. This reflects the fact that the revenue and cash flow recovery that was expected to happen nine months after the Company implemented its discount/loyalty strategy in December 2024 did not materialize. Since the recoverable amount of the CGU was lower than its carrying amount, the Company recognized an impairment loss of $23,564 for the year ended October 31, 2025 (October 31, 2024: $4,964).

The impairment loss was allocated first to goodwill, resulting in a goodwill impairment of $14,807 (October 31, 2024: $3,467). The remaining impairment was allocated on a pro-rata basis to the other assets of the CGU, resulting in an impairment of $7,657 to indefinite-life brand intangible assets (October 31, 2024: $1,497) and $1,101 to finite-life software assets (October 31, 2024: nil). Following recognition of the impairment, all goodwill and intangible assets within the e-commerce CGU were reduced to nil as at October 31, 2025.
Management considers the most sensitive assumptions in the valuation to be the discount rate and forecast revenue growth, including the assumptions underlying gross margin and operating costs. As goodwill and intangible assets of the e-commerce CGU were fully impaired as at October 31, 2025, a reasonably possible adverse change in these assumptions would not result in a material additional impairment.
CGU - Medical cannabis distribution

The medical cannabis distribution CGU comprises Remexian. As at October 31, 2025, goodwill allocated to this CGU totaled $31,479 (October 31, 2024: nil).

The recoverable amount of the medical cannabis distribution CGU was determined using a value-in-use (“VIU”) model. The value in use calculation requires level 3 inputs including five-year cash flow projections derived from historical performance, financial forecasts, and growth expectations. Revenue growth assumptions for the forecast period were 1% in the first year, 22% in the second year, 9% in the third year, 7% in the fourth year, and 3% in the fifth year. A terminal growth rate of 3% was applied to cash flows beyond the forecast period. Cash flows were discounted using an after-tax discount rate of 16%, reflecting a market participant weighted average cost of capital.

Management considers the most sensitive assumptions in the valuation to be the discount rate and forecast revenue growth, including the assumptions underlying gross margin and operating costs. A reasonably possible adverse change in these assumptions would not result in an impairment. A 5% increase in the discount rate to 20.5% would decrease the recoverable amount by approximately $41,334, while a 5% decrease in forecast revenue growth rates would decrease the recoverable amount by approximately $38,291.

Based on the impairment test performed, the recoverable amount exceeded the carrying amount of the medical cannabis distribution CGU, and no impairment loss was recognized for the year ended October 31, 2025 (2024: nil).